Trade and other payables	12 Months Ended
Mar. 31, 2022
Trade and other payables
Trade and other payables

15. Trade and other payables

Trade and other payables mainly consist of amounts owed to suppliers that have been invoiced or are accrued and contract liabilities relating to consideration received from customers in advance. They also include taxes and social security amounts due in relation to the Group’s role as an employer. Derivative financial instruments with a negative market value are reported within this note.

Accounting policies

Trade payables are not interest-bearing and are stated at their nominal value.

	2022	2021
	€m	€m
Included within non-current liabilities
Other payables	452	424
Accruals	28	47
Contract liabilities	530	519
Derivative financial instruments[1]	1,506	3,919
	2,516	4,909
Included within current liabilities
Trade payables	7,327	6,739
Amounts owed to associates and joint ventures	40	36
Other taxes and social security payable	1,114	1,196
Other payables	2,032	2,349
Accruals[2]	6,991	5,688
Contract liabilities	1,991	1,971
Derivative financial instruments[1]	166	91
	19,661	18,070

Notes:

1

Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

2	Includes €1,434 million (2021: €339 million) payable in relation to the irrevocable and non-discretionary share buyback programmes.

The carrying amounts of trade and other payables approximate their fair value.

Materially all of the €1,971 million recorded as current contract liabilities at 1 April 2021 was recognised as revenue during the year.

Other payables included within non-current liabilities include €351 million (2021: €383 million) in respect of the re-insurance of a third party annuity policy related to the Vodafone and CWW Sections of the Vodafone UK Group Pension Scheme.

The fair values of the derivative financial instruments are calculated by discounting the future cash flows to net present values using appropriate market interest rates and foreign currency rates prevailing at 31 March.